UNSECURED BORROWINGS (Tables) - Unsecured Borrowings [Member]	12 Months Ended
Dec. 31, 2015
Unsecured Borrowings [Abstract]
Borrowings
	Balance as of
	December 31, 2015	December 31, 2014
	(in thousands)
Outstanding principal balance:
2020 Notes	$375,000	$375,000
2021 Notes	325,000	325,000
Total outstanding principal balance	700,000	700,000
Unamortized discount	(8,891)	(10,548)
Unsecured borrowings, net	$691,109	$689,452

2020 Notes [Member]
Unsecured Borrowings [Abstract]
Unsecured Debt Redemption Prices
At any time prior to December 15, 2016, the Company may redeem up to 35% of the original principal amount of the 2020 Notes with the proceeds of certain equity offerings at a redemption price of 106.75% of the principal amount thereof, together with accrued and unpaid interest to, but not including, the date of redemption. On and after December 15, 2016, the Company may redeem the 2020 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on December 15 of the years set forth below:	Redemption Price
2016	105.063%
2017	103.375%
2018	101.688%
2019 and thereafter	100.000%

2021 Notes [Member]
Unsecured Borrowings [Abstract]
Unsecured Debt Redemption Prices
At any time prior to October 15, 2017, the Company may redeem up to 35% of the original principal amount of the 2021 Notes with the proceeds of certain equity offerings at a redemption price of 106.375% of the principal amount thereof, together with accrued and unpaid interest to, but not including, the date of redemption. On and after October 15, 2017, the Company may redeem the 2021 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2017	104.781%
2018	103.188%
2019	101.594%
2020 and thereafter	100.000%